Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	$ (378)	$ 804
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	28,781
Financial assets, ending balance	30,626
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	13,975
Financial liabilities, ending balance	15,770
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	73,150
Financial liabilities, ending balance	77,455
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	0	0
– exchange differences	(4)	21
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	478	474
Total gains or losses recognised in profit or loss	(4)	25
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(4)	21
– exchange differences	(4)	21
Purchases	135	115
New issuances	0	2
Sales	(293)	(181)
Settlements	(164)	(9)
Transfers out	(29)	(32)
Transfers in	11	36
Financial liabilities, ending balance	130	451
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	5	(4)
Designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	141,426
Financial liabilities, ending balance	140,800
Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	31	234
– exchange differences	(108)	89
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	10,928	10,432
Total gains or losses recognised in profit or loss	345	60
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(77)	323
– exchange differences	(108)	89
Purchases	0	0
New issuances	3,378	2,313
Sales	0	(2)
Settlements	(1,898)	(1,479)
Transfers out	(1,039)	(1,821)
Transfers in	522	323
Financial liabilities, ending balance	12,159	10,149
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	(167)	(189)
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	234,772
Financial liabilities, ending balance	217,096
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	0	0
– exchange differences	(30)	98
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,569	2,920
Total gains or losses recognised in profit or loss	865	478
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(30)	98
– exchange differences	(30)	98
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(136)	(1,164)
Transfers out	(353)	(138)
Transfers in	566	121
Financial liabilities, ending balance	3,481	2,315
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	(541)	(560)
Financial investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	294,437
Financial assets, ending balance	318,018
Financial investments | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	294,437
Financial assets, ending balance	318,018
Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,618	2,961
Total gains or losses recognised in profit or loss	(11)	(15)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(73)	138
– financial investments: fair value gains/(losses)	(18)	83
– exchange differences	(55)	55
Purchases	351	215
New issuances	0	0
Sales	(30)	(122)
Settlements	(406)	(202)
Transfers out	(80)	(108)
Transfers in	45	139
Financial assets, ending balance	2,414	3,006
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(55)	55
Trading assets | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	289,159
Financial assets, ending balance	331,307
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	4,306	4,817
Total gains or losses recognised in profit or loss	(7)	65
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(48)	92
– financial investments: fair value gains/(losses)	0	0
– exchange differences	(48)	92
Purchases	1,030	761
New issuances	0	0
Sales	(633)	(1,353)
Settlements	(615)	(487)
Transfers out	(281)	(377)
Transfers in	328	554
Financial assets, ending balance	4,080	4,072
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	(12)	(58)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(48)	92
Designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	110,643
Financial assets, ending balance	117,014
Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	19,788	17,407
Total gains or losses recognised in profit or loss	270	706
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(102)	11
– financial investments: fair value gains/(losses)	0	0
– exchange differences	(102)	11
Purchases	3,694	1,660
New issuances	0	0
Sales	(183)	(303)
Settlements	(1,738)	(963)
Transfers out	(213)	(140)
Transfers in	105	2
Financial assets, ending balance	21,621	18,380
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	(302)	232
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(102)	11
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	229,714
Financial assets, ending balance	219,269
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,069	1,964
Total gains or losses recognised in profit or loss	323	237
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(22)	75
– financial investments: fair value gains/(losses)	0	0
– exchange differences	(22)	75
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(147)	(517)
Transfers out	(265)	(85)
Transfers in	553	98
Financial assets, ending balance	2,511	1,772
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	(2,157)	734
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(22)	75
– net income or losses from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	(4)	25
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	5	(4)
– net income or losses from financial instruments held for trading or managed on a fair value basis | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	345	0
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	0	0
– net income or losses from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	865	478
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	(541)	(560)
– net income or losses from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– net income or losses from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	(7)	65
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	(12)	(58)
– net income or losses from financial instruments held for trading or managed on a fair value basis | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– net income or losses from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	323	237
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	(2,157)	734
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	223
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	60
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	(167)	(189)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	47	706
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	(302)	232
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	(11)	(15)
– gains less losses from financial investments held at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	$ 0	$ 0